OTHER RESERVES - Schedule of Revaluation Reserve in Respect of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Change in fair value	£ 0	£ 0	£ 0
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	9	3
Debt securities | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	207	99	123
Change in fair value	(133)	133	46
Deferred tax	31	(45)	29
Income tax relating to changes in revaluation surplus included in other comprehensive income	8	0	(2)
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	(94)	88	73
Income statement transfers in respect of disposals (note 9)	(92)	2	(149)
Deferred tax	23	20	47
Net Income statement transfers	(69)	22	(102)
Impairment recognised in the income statement	6	(2)	5
At 31 December	£ 50	£ 207	£ 99